Capital Stock Activity (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Dividends payable on preferred stock	$ 0	$ 105,533
Series A Preferred Stock [Member]
Dividends payable on preferred stock	0	21,388
Series B Preferred Stock [Member]
Dividends payable on preferred stock	0	15,206
Series D Preferred Stock [Member]
Dividends payable on preferred stock	$ 0	$ 68,939